                                                   UNITED STATES
                                        SECURITIES AND EXCHANGE COMMISSION
                                               Washington, DC 20549

                                                     FORM N-PX

                 ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:                                    811-21686

Exact name of registrant as specified in charter:                      Oppenheimer Portfolio Series

Address of principal executive offices:                                6803 South Tucson Way
                                                                       Centennial, CO 80112

Name and address of agent for service:                                 Robert G. Zack, Executive Vice
                                                                       President and General Counsel
                                                                       OppenheimerFunds, Inc.
                                                                       Two World Financial Center
                                                                       225 Liberty Street
                                                                       New York, NY 10281-1008

Registrant's telephone number, including area code:                    303-768-3200

Date of fiscal year end:                                               1/31

Date of reporting period:                                              07/01/2007-06/30/2008

Item 1.           Proxy Voting Record - Active Allocation Fund, Equity Investor Fund, Conservative Investor Fund,
                  and Moderate Investor Fund, all series of the registrant, held no voting securities during the period covered by this report.  No records are attached.

                                                    SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):                       Oppenheimer Portfolio Series, on behalf of Active Allocation Fund, Equity
                                    Investor Fund, Conservative Investor Fund, and Moderate Investor Fund.

By (Signature and Title)*: John V. Murphy
                                    John V. Murphy, President and Principal Executive Officer

Date:    August 15, 2008

*By:     /s/ Randy Legg
         Randy Legg, Attorney in Fact